Subsequent events (Details) $ in Thousands, $ in Thousands			1 Months Ended
	Mar. 13, 2020 MXN ($)	Mar. 13, 2020 USD ($)	Mar. 10, 2020 shares	Jan. 30, 2020	Apr. 13, 2020 MXN ($)	Mar. 27, 2020 MXN ($)	Mar. 25, 2020 MXN ($)	Mar. 13, 2020 USD ($)	Jan. 10, 2020 MXN ($)	Dec. 31, 2019 shares
Subsequent events (Textual)
Stock issued | shares										34,451,020
Stock outstanding | shares										34,451,020
Non-adjusting events after reporting period [Member]
Subsequent events (Textual)
Dividends payment from retained earnings									$ 70,000
Equity interest									$ 42,739
Interest rate of the secured line of credit related, description				The Group renegotiated the interest rate of the secured line of credit with Banamex, which changed from TIIE rate plus 317 basis points to TIIE rate plus 260 basis points. In addition, withdrawals from this line of credit were extended to August 2020, and are payable on a quarterly basis from September 2020 up to December 18, 2025.
Issuance of shares under initial public offering | shares			2,040,000
Ownership interest percentage, description			Betterware's original shareholders maintained an ownership of 87.7% of the total outstanding shares, DD3's shareholders obtained a 6.4% ownership interest and investors under the Nasdaq listing a 5.9% ownership interest.
Withdrawal of secured line of credit					$ 100,000		$ 74,000
Prepayment to line of credit						$ 258,750
Cash obtained	$ 498,445
Net cash proceeds	$ 181,734
Non-adjusting events after reporting period [Member] | USD [Member]
Subsequent events (Textual)
Cash obtained								$ 22,767
Net cash proceeds		$ 7,519